April 28, 2010

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Country Mutual Funds Trust (the “Trust”) File Nos.: 333-68270 and 811-10475

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A.

This Post-Effective Amendment No. 27 pertains to the following series of COUNTRY Mutual Funds Trust: COUNTRY VP Growth Fund and COUNTRY VP Bond Fund.  It is not meant to supersede or replace Post-Effective Amendment No. 25, which pertains to the following series of Country Mutual Funds Trust: COUNTRY Growth Fund and COUNTRY Bond Fund.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5366.

Very truly yours,

/s/ Edward L. Paz

Edward L. Paz, Esq.
for US Bancorp Fund Services, LLC

Enclosures